Commitments and Contingencies (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Operating Leases, Capital Leases and Purchase Commitments

As of December 30, 2012, the Company had entered into non-cancellable lease and purchase contracts, with terms in excess of one year, requiring the following minimum payments:

Description	2013	2014	2015	2016	2017	Thereafter
Operating leases	$13,035	$10,599	$8,113	$7,009	$6,874	$27,754
Capital leases	4,666	4,230	3,724	3,063	1,206	11,026
Purchase Commitments (1)	592,084	59,095	17,092	6,010	5,750	55,450

(1)	The amounts indicated in this line primarily reflect future contractual payments, including certain take-or-pay arrangements entered into as part of the normal course of business. The amounts do not include obligations related to other contractual purchase obligations that are not take-or-pay arrangements. Such contractual purchase obligations are primarily purchase orders at fair value that are part of normal operations and are reflected in historical operating cash flow trends. Purchase obligations also include trade and consumer promotion and advertising commitments.